Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Class A [1]	Ordinary Shares Class B	Paid-in Capital	Accumulated Deficits	Non- Controlling Interests	Total
Balance at Dec. 31, 2023	$ 31,800		$ 27,822,200	$ (17,454,200)		$ 10,399,800
Balance (in Shares) at Dec. 31, 2023	31,724,631
Issuance of ordinary shares to certain investors in a private placement	$ 2,500		3,732,500			3,735,000
Issuance of ordinary shares to certain investors in a private placement (in Shares)	2,490,000
Issuance of ordinary shares to an underwriter	$ 100		(100)
Issuance of ordinary shares to an underwriter (in Shares)	124,000
Issuance of ordinary shares to acquire a subsidiary	$ 1,500		2,263,500		1,510,000	3,775,000
Issuance of ordinary shares to acquire a subsidiary (in Shares)	1,500,000
Share-based compensation to employees	$ 100		361,000			361,100
Share-based compensation to employees (in Shares)	102,000
Net loss				(866,800)	(1,068,900)	(1,935,700)
Balance at Mar. 31, 2024	$ 36,000		34,179,100	(18,321,000)	441,100	16,335,200
Balance (in Shares) at Mar. 31, 2024	35,940,631
Balance at Dec. 31, 2024	$ 34,600	$ 5,900	40,405,400	(26,337,600)		14,108,300
Balance (in Shares) at Dec. 31, 2024	34,536,384	5,933,700
Share-based compensation to employees	$ 100		111,100			111,200
Share-based compensation to employees (in Shares)	132,050
Share-based compensation to non-employees	$ 100		175,700			175,800
Share-based compensation to non-employees (in Shares)	115,377
Issuance of ordinary shares to Manager of ATM (Note 7)			3,400			3,400
Issuance of ordinary shares to Manager of ATM (Note 7) (in Shares)	5,800
Net loss				(2,477,900)		(2,477,900)
Balance at Mar. 31, 2025	$ 34,800	$ 5,900	$ 40,695,600	$ (28,815,500)		$ 11,920,800
Balance (in Shares) at Mar. 31, 2025	34,789,611	5,933,700

[1]	The amount of Class A Ordinary Shares issued for share-based compensation to non-employees was below 100.